Fair Value (Assets and Liabilities Measured at Fair Value on Nonrecurring Basis) (Details) (Fair Value Measurements, Nonrecurring [Member], JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments in associated companies, Total gains (losses)	¥ (8,318)	¥ (3,605)
Long-lived assets, Total gains (losses)	(34,692)	(79,259)
Goodwill, Total gains (losses)		(3,745)
Investments in associated companies	26,129	3,038
Long-lived assets	31,114	27,800
Goodwill		0
Level 1 [Member]
Investments in associated companies	23,196	1,058
Long-lived assets
Goodwill
Level 2 [Member]
Investments in associated companies
Long-lived assets
Goodwill
Level 3 [Member]
Investments in associated companies	2,933	1,980
Long-lived assets	31,114	27,800
Goodwill		¥ 0